Loans and Related Allowance for Credit Losses, Nonaccrual Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 8,256	$ 5,626
Total Nonaccrual loans without related allowance for credit losses	2,313	2,629
Recognized interest income	260	358
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	4,914	1,823
Total Nonaccrual loans without related allowance for credit losses	266	313
Recognized interest income	46	117
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	662	746
Nonaccrual loans without related allowance for credit losses	149	174
Recognized interest income	17	63
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	4,188	958
Nonaccrual loans without related allowance for credit losses	107	134
Recognized interest income	29	54
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual lease financing	64	119
Nonaccrual lease financing without related allowance for credit losses	10	5
Recognized interest income	0	0
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,342	3,803
Nonaccrual loans without related allowance for credit losses	2,047	2,316
Recognized interest income	214	241
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,192	3,611
Nonaccrual loans without related allowance for credit losses	2,047	2,316
Recognized interest income	192	211
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	837	1,000
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	115	153
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	18	26
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	35	39
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	4	4
Total Consumer [Member] | Government guaranteed mortgage loans upon foreclosure receivable [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	$ 660	$ 771